Unaudited interim condensed consolidated statements of changes in equity - CHF (SFr) SFr in Thousands	Total	Share capital	Treasury shares	Capital reserves	Other reserves	Accumulated income / (losses)
Equity at beginning of period at Dec. 31, 2020	SFr 245,093	SFr 2,172	SFr 0	SFr 276,408	SFr (3,110)	SFr (30,377)
Net income	3,758					3,758
Other comprehensive (loss) income	(775)				(775)
Total comprehensive income	2,983				(775)	3,758
Capital increase	70	70
Share-based compensation	20,781			20,781
Equity transaction costs	(362)			(362)
Equity at end of period at Jun. 30, 2021	268,565	2,242	0	296,827	(3,886)	(26,618)
Equity at beginning of period at Mar. 31, 2021	253,873	2,242	0	295,139	(2,680)	(40,828)
Net income	14,210					14,210
Other comprehensive (loss) income	(1,206)				(1,206)
Total comprehensive income	13,004				(1,206)	14,210
Share-based compensation	2,050			2,050
Equity transaction costs	(362)			(362)
Equity at end of period at Jun. 30, 2021	268,565	2,242	0	296,827	(3,886)	(26,618)
Equity at beginning of period at Dec. 31, 2021	848,379	33,454	(25,035)	1,043,987	(3,422)	(200,605)
Net income	63,492					63,492
Other comprehensive (loss) income	5,269				5,269
Total comprehensive income	68,761				5,269	63,492
Share-based compensation	1,806			1,806
Proceeds from transactions with treasury shares	22,400		394	22,006
Current tax benefit on transactions with treasury shares	(3,958)			(3,958)
Purchase of treasury shares	(1,501)		(1,501)
Equity at end of period at Jun. 30, 2022	935,887	33,454	(26,142)	1,063,841	1,847	(137,113)
Equity at beginning of period at Mar. 31, 2022	878,317	33,454	(25,836)	1,060,187	(3,227)	(186,261)
Net income	49,148					49,148
Other comprehensive (loss) income	5,074				5,074
Total comprehensive income	54,222				5,074	49,148
Share-based compensation	786			786
Proceeds from transactions with treasury shares	3,651		78	3,573
Current tax benefit on transactions with treasury shares	(705)			(705)
Purchase of treasury shares	(384)		(384)
Equity at end of period at Jun. 30, 2022	SFr 935,887	SFr 33,454	SFr (26,142)	SFr 1,063,841	SFr 1,847	SFr (137,113)